Risk Management (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Undiscounted cash flows for derivatives
Differential of swaps payable	R$ 14,813,012	R$ 13,276,763
Non-deliverable forwards	514,607	512,005
Purchased	152,353	284,403
Sold	362,254	227,602
Premiums of options	1,645,350	965,425
Adjustment payables - future	21,283	155,305
Total of derivative liabilities	16,994,252	14,909,498
1 to 30 days
Undiscounted cash flows for derivatives
Differential of swaps payable	1,302,578	279,134
Non-deliverable forwards	96,680	201,115
Purchased	14,062	73,599
Sold	82,618	127,516
Premiums of options	1,001,464	551,220
Adjustment payables - future	21,283	155,305
Total of derivative liabilities	2,422,005	1,186,774
31 to 180 days
Undiscounted cash flows for derivatives
Differential of swaps payable	464,191	125,468
Non-deliverable forwards	141,438	95,761
Purchased	17,695	53,513
Sold	123,743	42,248
Premiums of options	20,355	13,510
Adjustment payables - future	0	0
Total of derivative liabilities	625,984	234,739
181 to 360 days
Undiscounted cash flows for derivatives
Differential of swaps payable	6,428,914	536,406
Non-deliverable forwards	250,176	147,710
Purchased	101,869	90,914
Sold	148,307	56,796
Premiums of options	127,983	34,443
Adjustment payables - future	0	0
Total of derivative liabilities	6,807,073	718,559
From 1 to 5 years
Undiscounted cash flows for derivatives
Differential of swaps payable	6,266,955	12,169,717
Non-deliverable forwards	25,676	66,682
Purchased	18,090	65,640
Sold	7,586	1,042
Premiums of options	123,491	63,052
Adjustment payables - future	0	0
Total of derivative liabilities	6,416,122	12,299,451
More than 5 years
Undiscounted cash flows for derivatives
Differential of swaps payable	350,374	166,038
Non-deliverable forwards	637	737
Purchased	637	737
Sold	0	0
Premiums of options	372,057	303,200
Adjustment payables - future	0	0
Total of derivative liabilities	R$ 723,068	R$ 469,975